condensed interim consolidated statements of financial position - CAD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash and temporary investments, net	$ 971	$ 535
Accounts receivable	2,004	1,962
Income and other taxes receivable	18	127
Inventories	335	437
Contract assets	538	737
Prepaid expenses	544	547
Current derivative assets	10	8
Total	4,420	4,353
Non-current assets
Property, plant and equipment, net	14,559	14,232
Intangible assets, net	13,630	12,844
Goodwill, net	6,132	5,309
Contract assets	212	328
Other long-term assets	1,355	919
Total	35,888	33,632
Total	40,308	37,985
Current liabilities
Short-term borrowings	100	100
Accounts payable and accrued liabilities	2,873	2,749
Income and other taxes payable	155	55
Dividends payable	372	352
Advance billings and customer deposits	696	675
Provisions	83	288
Current maturities of long-term debt	562	1,332
Current derivative liabilities	9	23
Total	4,850	5,574
Non-current liabilities
Provisions	613	590
Long-term debt	17,956	17,142
Other long-term liabilities	1,157	806
Deferred income taxes	3,352	3,214
Total	23,078	21,752
Liabilities	27,928	27,326
Owners' equity
Common equity	12,046	10,548
Non-controlling interests	334	111
Total	12,380	10,659
Total	40,308	37,985
Contingent Liabilities